Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Predecessor [Member]
Weighted average basic common shares outstanding		342,250,000		348,524,566	342,250,000
Dilutive potential common shares		27,750,000		21,475,434	27,750,000
Weighted average dilutive common shares outstanding		370,000,000		370,000,000	370,000,000
Net Income		$ 11,238,000		$ 7,617,000	$ 22,709,000
Basic:: Less: Earnings allocated to participating securities		(26,599)		192,183	(75,000)
Basic:: Net income available to basic common shares		$ 11,211,401		$ 7,809,183	$ 22,634,000
Basic:: Basic earnings per common share		$ 0.03		$ 0.02	$ 0.07
Diluted: Less: Earnings allocated to participating securities		$ (25,214)		$ 181,077	$ (70,000)
Diluted: Net income available to diluted common shares		$ 11,212,786		$ 7,798,077	$ 22,639,000
Diluted: Diluted earnings per common share		$ 0.03		$ 0.02	$ 0.06
Successor [Member]
Weighted average basic common shares outstanding	85,562,769		85,562,769
Dilutive potential common shares	349,946		277,543
Weighted average dilutive common shares outstanding	85,912,715		85,840,312
Net Income	$ 16,110,000		$ 12,362,000
Basic:: Less: Earnings allocated to participating securities
Basic:: Net income available to basic common shares	$ 16,110,000		$ 12,362,000
Basic:: Basic earnings per common share	$ 0.19		$ 0.14
Diluted: Less: Earnings allocated to participating securities
Diluted: Net income available to diluted common shares	$ 16,110,000		$ 12,362,000
Diluted: Diluted earnings per common share	$ 0.19		$ 0.14